Note 19 - Significant Unobservable Inputs of Level 3 Non-recurring Measurements (Details) - Fair Value, Inputs, Level 3 [Member] - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Income Approach Valuation Technique [Member] | Trademarks [Member]
Assets, Fair Value Disclosure, Nonrecurring	¥ 96,000
Trademark	6.30%
Trademark	0.30%
Assets, Fair Value Disclosure, Nonrecurring	¥ 96,235	¥ 2,435